LONG-TERM INVESTMENTS - Schedule of long-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LONG-TERM INVESTMENTS
Total equity method investments	$ 48,936	$ 12,875
Total equity investments without readily determinable fair values	45,259	40,766
Preferred shares of Kaixin Auto Holdings	4,474
Less: impairment loss	1,526	0	$ 0
Total long-term investments	94,195	53,641
Fundrise LP [Member]
LONG-TERM INVESTMENTS
Total equity method investments	11,912	11,828
Infinites Technology (Cayman) Holding Limited [Member]
LONG-TERM INVESTMENTS
Total equity investments without readily determinable fair values	40,000	40,000
KaixinAutoHoldingsMember
LONG-TERM INVESTMENTS
Total equity method investments	32,045
Beijing Fenghou Tianyuan Investment and Management Center L.P. (Tianyuan L.P.) [Member]
LONG-TERM INVESTMENTS
Total equity method investments	4,979	1,047
Suzhou Youge Interconnection Venture Capital Center [Member]
LONG-TERM INVESTMENTS
Equity investment without readily determinable fair values	$ 785	$ 766